Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Disclosure of Detailed Information About Capital

	2023	2022
Long-term debt	$10,799	$11,445
Less: cash and cash equivalents	877	920
Long-term debt, net	$9,922	$10,525
Total shareholders’ equity	$39,832	$38,175
Debt to book capitalization	20%	22%